Convertible Debt (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Summary of Convertible Debt

As at	March 31, 2023	December 31, 2022
KSP Convertible Notes (a)	$94.8	$91.5
Glencore Convertible Notes (b)	187.5	181.4
Total convertible debt at end of the period	$282.3	$272.9
(a) KSP Convertible Notes

As at	March 31, 2023	December 31, 2022
Principal of convertible notes at beginning of the period	$110.2	$101.8
Issuance of convertible notes	—	8.4
Principal of convertible notes at end of the period	110.2	110.2

Conversion feature at beginning of the period	6.0	19.9
Fair value loss (gain) on embedded derivative	0.2	(13.9)
Conversion feature at end of the period	6.2	6.0

Debt component at beginning of the period	85.5	74.2
Debt component issued	—	8.4
Accrued interest paid in kind	—	(8.4)
Accrued interest expense and accretion	3.1	11.3
Debt component at end of the period	88.6	85.5
Total convertible debt at end of the period	$94.8	$91.5
The KSP Convertible Note and the PIK notes issued thereunder are referred to collectively as the "KSP Convertible Notes”, and as at March 31, 2023, comprised the following:

Note	Date Issued	Amount Issued
KSP Convertible Note	September 29, 2021	$100.0
PIK Note	December 31, 2021	1.8
PIK Note	June 30, 2022	4.1
PIK Note	December 31, 2022	4.3
Total		$110.2
(b) Glencore Convertible Notes

As at	March 31, 2023	December 31, 2022
Principal of convertible notes at beginning of the period	$208.1	$—
Issuance of convertible notes	—	208.1
Principal of convertible notes at end of the period	208.1	208.1

Conversion feature at beginning of the period	16.5	—
Conversion feature issued	—	46.2
Fair value loss (gain) on embedded derivative	0.5	(29.7)
Conversion feature at end of the period	17.0	16.5

Debt component at beginning of the period	164.9	—
Debt component issued	—	162.0
Transaction costs	—	(1.3)
Accrued interest paid in kind	—	(8.1)
Accrued interest expense and accretion	5.6	12.3
Debt component at end of the period	170.5	164.9
Total convertible debt at end of the period	$187.5	$181.4

Summary of assumptions used in stock option pricing	The assumptions used in the model were as follows:

	(Issuance date) September 29, 2021	December 31, 2022	March 31, 2023
Risk free interest rate	1.1%	4.2%	3.9%
Expected life of options	5 years	3.8 years	3.6 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	63%	54%
Share Price	$12.56	$4.76	$5.63